Offerings - Offering: 1	Dec. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	4,413,788
Proposed Maximum Offering Price per Unit	13.00
Maximum Aggregate Offering Price	$ 57,379,244.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,924.07
Offering Note	Represents an aggregate of 4,413,788 Shares of Common Stock issuable by Park Dental Partners, Inc. (the "Company") pursuant to the Company's 2023 Equity Incentive Plan, 2023 Restricted Stock Plan, and the Employee Stock Purchase Plan (the "Plans"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also includes an indeterminable number of Common Stock which may become issuable pursuant to the anti-dilution provisions of any of the Plans and, as applicable, any yearly adjustments. Any Common Stock covered by awards granted under the Plans that are forfeited, canceled or expire (whether voluntarily or involuntarily) will be deemed not to have been issued for purposes of determining the maximum aggregate number of Common Stock that may be issued under the Plans. The offering price per unit and in the aggregate are estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $13.00 per share represents the initial public offering price.